SCHEDULE OF BASIC AND DILUTED LOSS PER SHARE (Details) - $ / shares shares in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Loss per share
Issued Common Shares at the beginning of the period	194,497	180,350	183,606	179,922
Effect of Treasury Purchases	(1,955)		(3,557)
Release of Shares	2,183		1,816
Effect of Warrant Exercise	50		51
Effect of Treasury Issuance	679		4,728	12
Effect of Share Options Exercise	1,214	261	2,220	224
Weighted-average numbers of Common Shares	196,668	180,611	188,864	180,158
Loss per share, basic	$ (0.01)	$ (0.02)	$ (0.11)	$ (0.09)
Loss per share, diluted	$ (0.01)	$ (0.02)	$ (0.11)	$ (0.09)